Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2013	Dec. 31, 2014
Related Party Transactions [Abstract]
Consulting fee		$ 240,000
Related party liabilities	$ 240,000	$ 240,000
Shares of common stock in exchange for cancellation of related party liabilities	44,000
Severance and benefits costs	$ 748,000
Accrued severance and benefits costs			$ 6,000